Financial instruments and risk management - Maturity analysis for financial liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	$ 59,823,677	$ 51,995,295
Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	10,329,929	8,127,093
Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	49,493,748	43,868,202
Jet fuel Zero-Cost collars
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		9,657
Jet fuel Zero-Cost collars | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		9,657
Aircraft, engines, land and buildings leases
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	49,650,239	44,130,542
Aircraft, engines, land and buildings leases | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	5,842,492	6,484,092
Aircraft, engines, land and buildings leases | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	43,807,747	37,646,450
Aircraft and engine lease return obligation
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	3,887,789	2,504,484
Aircraft and engine lease return obligation | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	451,788	86,801
Aircraft and engine lease return obligation | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	3,436,001	2,417,683
Revolving line of credit
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	3,535,649	3,650,612
Revolving line of credit | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	3,535,649	1,096,543
Revolving line of credit | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		2,554,069
Short-term working capital facilities
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		200,000
Short-term working capital facilities | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments		200,000
Asset backed trust notes ("CEBUR"), in Mexican pesos
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	2,750,000	1,500,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	500,000	250,000
Asset backed trust notes ("CEBUR"), in Mexican pesos | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	$ 2,250,000	$ 1,250,000